Accounting for Warrant Liability (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ACCOUNTING FOR WARRANT LIABILITY
Schedule of warrant liabilities are measured at fair value on a recurring basis

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	March 31,	Markets	Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$14,317,000	$14,317,000	$—	$—
Private Placement Warrants	9,848,000	—	—	9,848,000
Warrant liability at March 31, 2021	$24,165,000	14,317,000	—	$24,165,000

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000	—	—	$21,519,000

Schedule of quantitative information regarding Level 3 fair value measurements

	As of	As of
	March 31,	December 31,
	2021	2020
Private Warrants:
Term (in years)	5.0	5.0
Volatility – pre announcement	10.0%	10.0%
Volatility – post announcement	22%	30%
Risk-free rate	1.04%	0.469%
Fair value of warrants	$1.73	$1.52

Public Warrants:
Simulated warrant value		$1.49
Publicly-traded value		$1.49

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$5,705,000	$—	$—	$5,705,000
Private Placement Warrants	$3,763,000	$—	$—	$3,763,000
Warrant liability at September 30, 2020	$9,468,000			$9,468,000

Schedule of changes in fair value of warrant liabilities

		Private	Warrant
	Public	Placement	Liabilities
Fair value measurement on December 31, 2020	$12,851,000	$8,668,000	$21,519,000
Change in valuation inputs or other assumptions	1,466,000	1,180,000	2,646,000
Fair value as of March 31, 2021	$14,317,000	$9,848,000	$24,165,000